Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Presented hereunder is the movement in the carrying amount of intangible assets during the years 2017 and 2016:

Capitalized development costs
USD thousands
Cost

Balance as of December 31, 2017 and 2016	2,332

Amortization
Balance as of December 31, 2016	74
Amortization for the year ended December 31, 2017	333

Balance as of December 31, 2017	407

Carrying amount
December 31, 2016	2,258
December 31, 2017	1,925